MORGAN STANLEY MORTGAGE SECURITIES TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

March 5, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Mortgage Securities Trust
File Nos. 33-10363; 811-04917

Ladies and Gentlemen:

On behalf of Morgan Stanley Mortgage Securities Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2014, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 28, 2014, accession number 0001104659-14-014982.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures

cc: Joseph C. Benedetti